Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

(17) Related-Party Transactions

        The Company leases certain of its treatment centers and other properties from partnerships, which are majority owned by related parties. The leases are classified in the accompanying financial statements as either operating leases or as finance obligations pursuant to ASC 840, Leases. These related- party leases have expiration dates through December 31, 2026, and they provide for annual payments and executory costs, ranging from approximately $58,000 to $1.7 million. The aggregate payments the Company made to the entities owned by these related parties were approximately $15.8 million, $14.5 million, and $10.2 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

        In October 1999, the Company entered into a sublease arrangement with a partnership, which is owned by a related parties to lease space to the partnership for an MRI center in Mount Kisco, New York. Sublease rentals paid by the partnership to the landlord were approximately $733,000, $673,000, and $761,000, for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company provides billing and collection services to an MRI entity, which is owned by a related party. In addition, the Company charges the MRI entity for certain allocated cost of certain staff that perform services on behalf of the MRI entity. The fees received by the Company for the billing and collection services and for reimbursement of certain allocated costs were approximately $0, $0, and $2,000, for the years ended December 31, 2011, 2010 and 2009, respectively. No balance was due from the MRI entity at December 31, 2011 and 2010.

        The Company is a participating provider in an oncology network, which is partially owned by a related party. The Company provides oncology services to members of the network. Annual payments received by the Company for the services were $884,000, $867,000, and $813,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company has a wholly owned subsidiary construction company that provides remodeling and real property improvements at certain of its facilities. In addition, the construction company is frequently engaged to build and construct facilities for lease that are owned by related parties. Payments received by the Company for building and construction fees were approximately $1.4 million, $0.5 million, and $0.5 million, for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts due to the Company for the construction services were approximately $49,000 and $223,000 at December 31, 2011 and 2010, respectively.

        The Company purchases medical malpractice insurance from an insurance company owned by a related party. The period of coverage runs from October to September. The premium payments made by the Company were approximately $5.7 million, $5.4 million, and $6.9 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

        In California, Delaware, Maryland, Massachusetts, Michigan, Nevada, New York, and North Carolina, the Company maintains administrative services agreements with professional corporations owned by related parties, who are licensed to practice medicine in such states. The Company entered into these administrative services agreements in order to comply with the laws of such states, which prohibit the Company from employing physicians. The administrative services agreements generally obligate the Company to provide treatment center facilities, staff, equipment, accounting services, billing and collection services, management and administrative personnel, assistance in managed care contracting, and assistance in marketing services. Fees paid to the Company by such professional corporations under the administrative services agreements were approximately $79.7 million, $83.5 million, and $87.2 million, for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts have been eliminated in consolidation.

        On February 22, 2008, the Company entered into a management agreement with Vestar Capital Partners V, L.P. (Vestar) relating to certain advisory and consulting services for an annual fee equal to the greater of (i) $850,000 or (ii) an amount equal to 1.0% of the Company's consolidated earnings before interest, taxes, depreciation, and amortization for each fiscal year determined as set forth in the Senior Credit Facility. As part of the management agreement, the Company also paid Vestar a management fee of approximately $10.0 million for services rendered in connection with the consummation of the Merger. This management fee was allocated between goodwill, deferred financing costs, and consulting fees. As part of the management agreement, the Company agreed to indemnify Vestar and its affiliates from and against all losses, claims, damages, and liabilities arising out of the performance by Vestar of its services pursuant to the management agreement. The management agreement will terminate upon such time that Vestar and its partners and their respective affiliates hold, directly, or indirectly in the aggregate, less than 20% of the voting power of the outstanding voting stock of the Company. During the years ended December 31, 2011, 2010 and 2009, the Company incurred approximately $1.6 million, $1.3 million, and $1.2 million, respectively, of management fees and expenses under such agreement.

        On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing Senior Credit Facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

        In January 2009, the Company purchased from family members of a related party (i) a 33% interest in MDLLC, a joint venture which has a 57% interest in the underlying operating entities, and manages 26 radiation therapy treatment centers in South America, Central America and the Caribbean and (ii) a 19% interest in a joint venture, which operates a treatment center in Guatemala for approximately $10.4 million, subject to final determination of the purchase price based on a multiple of historical earnings before interest, taxes, and depreciation and amortization. In January 2010, the Company finalized the amount due for its 33% interest in the joint venture and paid an additional $1.9 million. On March 1, 2011, the Company purchased the remaining 67% interest in MDLLC. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A., resulting in an ownership interest of 80%. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million.

        In 2010, the Company provided medical equipment and parts inventory to Medical Developers, LLC in the amount of approximately $769,000. As of December 31, 2010, amounts due from the sale of the equipment, including accrued interest were approximately $781,000. In connection with the proposed acquisition of Medical Developers, LLC, the Company advanced $500,000 for the purchase and implementation of a new accounting software system.